Deferred Tax Liabilities - Summary of Movement in Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities, beginning balance	$ 1,714,928
Deferred tax liabilities recognised in profit or loss	1,049,973	$ 1,714,928
Deferred tax liabilities, ending balance	2,764,901	1,714,928
Intangible Assets
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities, beginning balance	1,667,928
Deferred tax liabilities recognised in profit or loss	1,074,269
Deferred tax liabilities, ending balance	2,742,197	1,667,928
Plant and Equipment
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities, beginning balance	47,000
Deferred tax liabilities recognised in profit or loss	(24,296)
Deferred tax liabilities, ending balance	$ 22,704	$ 47,000